Share-Based Compensation (Details)				1 Months Ended			12 Months Ended
	Jul. 02, 2022 $ / shares shares	Apr. 02, 2022 $ / shares shares	Oct. 13, 2021 shares	Oct. 28, 2022	Dec. 30, 2021 shares	Oct. 29, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Apr. 30, 2022 USD ($) shares	Apr. 01, 2022 shares	Mar. 16, 2022 $ / shares shares	Oct. 30, 2021 shares	Jul. 31, 2021 shares	Jul. 29, 2021 shares	May 31, 2021 shares	Mar. 31, 2021 shares	Feb. 01, 2021 shares
Share-Based Compensation (Details) [Line Items]
Aggregate shares granted							2,415,293
Ordinary shares reserved							5,000,000
Share options							355,000
Shares granted	5,000		18,400		11,000	10,000				24,000	225,000	20,000		1,954,400		120,768	15,000
Shares immediately vested														1,920,000
Number of consultants			2	30,000			1
Restricted stock units						140,963
Number of employees	1				2
Unvested RSUs							221,368	2,247,617
Unrecognized compensation costs (in Dollars) | $							$ 4,873
Weighted average period							1 month 13 days
Share-based compensation expense (in Dollars) | $							$ 326,743	$ 20,461,318
Number of employees											3
Exercise price (in Dollars per share) | $ / shares	$ 1.36										$ 3.17
Unrecognized compensation cost (in Dollars) | $							595,812
Ordinary shares issued									245,098
Other share-based compensation expense (in Dollars) | $									$ 1,000,000
Ordinary shares issued													100,000		80,232
Share Based Compensation [Member]
Share-Based Compensation (Details) [Line Items]
Share-based compensation expense (in Dollars) | $							$ 1,446,098
Second Plan [Member]
Share-Based Compensation (Details) [Line Items]
Shares outstanding							65,000
2021 Second Plan [Member]
Share-Based Compensation (Details) [Line Items]
Shares granted	25,000	100,000
Number of consultants		1
Number of employees	1
Exercise price (in Dollars per share) | $ / shares	$ 1.36	$ 3.6
RSU [Member]
Share-Based Compensation (Details) [Line Items]
Unvested RSUs							11,308
RSU [Member]
Share-Based Compensation (Details) [Line Items]
Share-based compensation expense (in Dollars) | $							$ 1,935,948